Expense Example - Hartford MidCap HLS Fund	IA Year 1	IA Year 3	IA Year 5	IA Year 10	IB Year 1	IB Year 3	IB Year 5	IB Year 10
USD ($)	72	224	390	871	97	303	525	1,166